SUPPLEMENT DATED DECEMBER 11, 2014
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2014

1.)           Pages 14-26 of the Prospectus is revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Columbia Dividend Income Fund Class A*	A*	Columbia Dividend Income Fund	Columbia Mangmt Investment Advisers, LLC
Columbia Dividend Income Fund Class R4	Retirement	Columbia Dividend Income Fund	Columbia Mangmt Investment Advisers, LLC
Federated High Yield Trust Institutional Shares	Inst	Federated High Yield Trust	Federated Investment Management Company
Federated High Yield Trust Service Shares	Inst	Federated High Yield Trust	Federated Investment Management Company
MFS® Mid Cap Value Fund Class R2	Retirement	MFS® Mid Cap Value Fund	Massachusetts Financial Services Co
MFS® Mid Cap Value Fund Class R3	Retirement	MFS® Mid Cap Value Fund	Massachusetts Financial Services Co
Nuveen Dividend Value Fund Class A*	A*	Nuveen Dividend Value Fund	Nuveen Fund Advisors, LLC
Nuveen Dividend Value Fund Class R3	Retirement	Nuveen Dividend Value Fund	Nuveen Fund Advisors, LLC
PIMCO CommoditiesPLUS® Strategy Fund Administrative Class	Other	PIMCO CommoditiesPLUS® Strategy Fund	Pacific Investment Management Co LLC
PIMCO CommoditiesPLUS® Strategy Fund Class R	Other	PIMCO CommoditiesPLUS® Strategy Fund	Pacific Investment Management Co LLC
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

2.)           Page 179 of the Prospectus is revised to add the following Investment Adviser:

Federated Investment Management Company

3.)           Pages 184-189 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Columbia Dividend Income Fund Class A* & R4	The investment seeks total return, consisting of current income and capital appreciation.
Federated High Yield Trust Institutional & Service Shares	The investment seeks high current income.
MFS® Mid Cap Value Fund Class R2 & R3	The investment seeks capital appreciation.
Nuveen Dividend Value Fund Class A* & R3	The investment seeks long-term growth of capital and income.
PIMCO CommoditiesPLUS® Strategy Fund Administrative Class & Class R	The investment seeks total return which exceeds that of its benchmark consistent with prudent investment management.
* Load Waived

This supplement should be retained with the Prospectus for future reference.